Cover	Jan. 25, 2023
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jan. 25, 2023
Entity Registrant Name	TEXTRON INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	1-5480
Entity Tax Identification Number	05-0315468
Entity Address, Address Line One	40 Westminster Street
Entity Address, City or Town	Providence
Entity Address, State or Province	RI
Entity Address, Postal Zip Code	02903
City Area Code	401
Local Phone Number	421-2800
Title of 12(b) Security	Common Stock – par value $0.125
Trading Symbol	TXT
Security Exchange Name	NYSE
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000217346
Amendment Flag	false